Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Non project specific
Total	$ 3,477,436				$ 3,477,436
Agbaou Gold Mine
Total	470,147	$ 8,151,834	$ 61,487	$ 730,850	9,414,318
Bonikro-Hire Gold Mines
Total	13,748,880	13,642,174	108,653	942,466	28,442,173
Sadiola Gold Mine
Total	18,150,933	$ 20,033,017	68,131,421		106,315,370
Korali-Sud Gold Mine
Total	$ 1,811,700		$ 3,084,647	$ 526,885	$ 5,423,232